Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Significant Accounting Policies (Details) [Line Items]
Business combination extend year	1 year
Operating revenue	$ 1
Government grants	10,134	$ 11,893	$ 63,520
Shipping and handling costs	46,950	291,170	1,104,120
Advertising costs	$ 51,805,596	26,210,291	$ 5,720,458
After tax profit	10.00%
Accumulative amount of reserve	50.00%
Retained earnings	$ (59,453,593)	12,285,281
Cash and cash equivalents	3,355,487	19,733,631
Retained Earnings [Member]
Significant Accounting Policies (Details) [Line Items]
Retained earnings	39,000,000			¥ 269,460,000
Cash and Cash Equivalents [Member]
Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 1,825,187	$ 19,571,668		¥ 12,542,139	¥ 124,244,865